Income Taxes	12 Months Ended
Sep. 30, 2014
Income Taxes [Text Block]
Note 10	Income Taxes

The tax effects of the temporary differences that give rise to the Company’s estimated deferred tax assets and liabilities are as follows:

	2014	2013
Tax rate	34%	34%

Net operating loss carry forwards	$8,270,000	$7,141,000
Research and development tax credits	745,000	705,000
Foreign exchange	(23,000)	(19,000)
Accrued bonuses	170,000	34,000
Intangible asset costs	70,000	51,000
Stock–based compensation	441,000	633,000
Valuation allowance for deferred tax assets	(9,673,000)	(8,545,000)

Net deferred tax assets	$–	$–

The provision for income taxes differ from the amount established using the statutory income tax rate as follows:

	2014	2013

Income benefit at statutory rate of 34%	$(3,865,000)	$(1,258,000)
Foreign income taxed at other rates	13,000	–
Permanent differences
Effect of stock based compensation	202,000	–
Debt extinguishment	2,736,000	501,000
Mark–to–market deriative liability adjustment	(994,000)	7,000
Non–deductible finance and accretion expenses	808,000	–
Other permanent differences	(16,000)	(5,000)
Research and development tax credit	(26,000)	(17,000)
Adjustment and true up to prior years' tax provision	14,000	(161,000)
Change in valuation allowance	1,128,000	933,000

Income Tax Expense	$–	$–

As of September 30, 2014, the Company had net operating loss carry-forwards of approximately $24,000,000 (2013: $21,000,000) available to offset future taxable income. The carry-forwards will begin to expire in 2027 unless utilized in earlier years. The Company has not yet filed any tax returns in France or Australia.

The Company evaluates its valuation allowance requirements based on projected future operations. When circumstances change and this causes a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current income. Because management of the Company does not currently believe that it is more likely than not that the Company will receive the benefit of these assets, a valuation allowance equal to the deferred tax asset has been established at both September 30, 2014 and 2013.

Uncertain Tax Positions

The Company files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. The Company’s tax returns are subject to tax examinations by U.S. federal and state tax authorities, or examinations by foreign tax authorities until the respective statutes of limitation expire. The Company is subject to tax examinations by tax authorities for all taxation years commencing on or after 2006.